SHARE OPTIONS AND WARRANTS RESERVE - Summary of Changes in Share Option and Warrants Reserve (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
OPTIONS AND WARRANTS
As of beginning of period (in shares) | shares	5,562,984	7,021,514	2,854,744
Share options granted (in shares) | shares	359,666	875,544	4,186,770
Share options and warrants exercised (in shares) | shares	(39,786)
Share warrants exercised (in shares) | shares		(2,114,744)
Share warrants repurchased (in shares) | shares		(200,000)
Modification of share warrants (in shares) | shares			0
Share options forfeited (in shares) | shares	(26,042)	(19,330)	(20,000)
Share options expired (in shares) | shares	(3,958)
As of end of period (in shares) | shares	5,852,864	5,562,984	7,021,514
USD thousand
As of beginning of period	$ 4,411	$ 2,442	$ 296
Share options expense	2,667	2,050	640
Share options granted	509	1,082	645
Share options and warrants exercised	(95)
Share warrants exercised		(151)
Share warrants repurchased		(1,012)
Modification of share warrants			869
Share options forfeited	(52)	0	(8)
Share options expired	(26)
As of end of period	$ 7,414	$ 4,411	$ 2,442